Shareholders' Equity and Equity incentive Plan (Tables)	12 Months Ended
Dec. 31, 2024
Convertible Preferred Shares, Shareholders’ Deficit And Equity Incentive Plan [Abstract]
Schedule of share option activity of equity incentive plan
	Options Outstanding
	Outstanding Share Options	Weighted-Average Exercise Price	Weighted-Average Remaining Contractual Life (Years)	Aggregate Intrinsic Value
	(in thousands, except share, life and per share data)

Balance as of December 31, 2023	7,761,657	$2.56	5.44	$287,694
Granted	-
Exercised	(1,497,879)	1.83		78,941
Forfeited	(4,514)	3.51
Balance as of December 31, 2024	6,259,264	$2.74	4.51	$324,172
Exercisable as of December 31, 2024	6,259,264	$2.74	4.51	$324,172

Schedule of restricted stock unit activity
	Amount of RSU’s	Weighted average grant date fair value
Unvested as of December 31, 2023	1,957,057	$31.15
Granted	1,493,325	34.29
Vested	(1,147,821)	32.60
Forfeited	(213,616)	30.26

Unvested as of December 31, 2024	2,088,945	$32.74

Schedule of share-based compensation expense
	Year Ended December 31,
	2022	2023	2024
	(in thousands)
Cost of revenue	$262	$639	$929
Research and development	21,970	26,266	17,291
Sales and marketing	3,877	4,259	5,836
General and administrative	12,800	13,796	15,102
Total share-based compensation expense	$38,909	$44,960	$39,158

Schedule of ordinary shares reserved for future issuance
	December 31,
	2023	2024
Outstanding share options	7,761,657	6,259,264
Unvested RSU’s	1,957,057	2,088,945
Remaining shares available for future issuance under the Incentive Plan	18,370,826	17,099,715
Total shares of Ordinary Shares reserved	28,089,540	25,447,924